Schedule of Changes in Level 3 Warrant Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Fair value at beginning of year			$ 2,843	$ 12,854	$ 12,854
Issuance of new warrants					13,217	12,261
Exercise of warrants					(6,840)	(12,208)
Change in fair value of warrant liabilities	$ (598)	$ (3,814)	(2,001)	(17,896)	(19,017)	12,801
Fair value at end of year					2,843	12,854
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value at beginning of year			2,843	12,854	12,854
Issuance of new warrants				13,217
Exercise of warrants				(6,840)
Change in fair value of warrant liabilities			(2,001)	(15,267)
Fair value at end of year	$ 842	$ 3,964	$ 842	$ 3,964	$ 2,843	$ 12,854